SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Loss attributable to equity holders of the Company	$ 874	$ 9,434	$ 3,513	$ 19,862	$ 32,304	$ 29,920
Weighted average number of ordinary shares in issue	78,393,524	77,398,939	78,098,460	77,392,922	77,554,740	66,346,506
Loss per ordinary share	$ 0.01	$ 0.12	$ 0.04	$ 0.26	$ 0.42	$ 0.45